UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1.  Schedule of Investments.
Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of March 31, 2017 (Unaudited)

AFA
Shares	Value

EQUITY INTERESTS - 100.5%

AUTOMOBILES & COMPONENTS - 1.6%
Gentex Corp.	24,310	$518,532

BANKS - 8.0%
Commerce Bancshares, Inc.	7,127	$400,252
East West Bancorp, Inc.	7,920	408,751
Fulton Financial Corp.	40,115	716,053
Prosperity Bancshares, Inc.	4,620	322,060
Signature Bank*	1,430	212,198
SVB Financial Group*	1,295	240,987
Webster Financial Corp.	6,050	302,742
		$2,603,043

CAPITAL GOODS - 13.2%
AECOM*	21,200	$754,508
AO Smith Corp.	10,560	540,250
B/E Aerospace, Inc.	6,490	416,074
Carlisle Cos., Inc.	3,520	374,563
Curtiss-Wright Corp.	1,560	142,366
GATX Corp.	1,125	68,580
Huntington Ingalls Industries, Inc.	5,275	1,056,266
Oshkosh Corp.	5,280	362,155
Regal Beloit Corp.	1,430	108,179
Terex Corp.	4,070	127,798
Trinity Industries, Inc.	3,885	103,147
Triumph Group, Inc.	10,120	260,590
		$4,314,476

COMMERCIAL & PROFESSIONAL SERVICES - 6.2%
Deluxe Corp.	12,085	$872,174
LSC Communications, Inc.	6,498	163,490
ManpowerGroup, Inc.	9,565	981,082
		$2,016,746

CONSUMER DURABLES & APPAREL - 3.2%
Brunswick Corp.	3,300	$201,960
Hanesbrands, Inc.	13,200	274,032
TRI Pointe Group, Inc.*	18,920	237,257
Tupperware Brands Corp.	5,280	331,161
		$1,044,410

CONSUMER SERVICES - 1.0%
Service Corp. International	4,560	$140,813
Sotheby's*	4,400	200,112
		$340,925

DIVERSIFIED FINANCIALS - 1.9%
Federated Investors, Inc. - Class B	5,170	$136,178
MSCI, Inc.	900	87,471
Raymond James Financial, Inc.	5,060	385,875
		$609,524

ENERGY - 3.1%
Dril-Quip, Inc.*	2,090	$114,010
Ensco PLC, Class A	34,540	309,133
Nabors Industries, Ltd.	5,730	74,891
Noble Corp. PLC	16,390	101,454

Shares	Value

Oceaneering International, Inc.	3,960	$107,237
QEP Resources, Inc.*	10,675	135,679
Rowan Cos. PLC, Class A*	10,240	159,539
		$1,001,943

FOOD, BEVERAGE & TOBACCO - 3.3%
Dean Foods Co.	8,470	$166,520
Ingredion, Inc.	6,700	806,881
TreeHouse Foods, Inc.*	1,210	102,439
		$1,075,840

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
MEDNAX, Inc.*	4,510	$312,904
ResMed, Inc.	3,410	245,417
VCA, Inc.*	6,930	634,095
WellCare Health Plans, Inc.*	4,400	616,924
		$1,809,340

INSURANCE - 7.2%
American Financial Group, Inc.	5,500	$524,810
Everest Re Group, Ltd.	2,085	487,494
First American Financial Corp.	2,970	116,662
Reinsurance Group of America, Inc.	3,740	474,905
RenaissanceRe Holdings, Ltd.	670	96,915
WR Berkley Corp.	9,352	660,532
		$2,361,318

MATERIALS - 11.0%
Albemarle Corp.	2,640	$278,890
Cabot Corp.	4,400	263,604
Eagle Materials, Inc.	1,540	149,596
Ingevity Corp.*	7,918	481,810
Minerals Technologies, Inc.	2,420	185,372
Packaging Corp. of America	11,100	1,016,982
Steel Dynamics, Inc.	14,740	512,362
United States Steel Corp.	13,970	472,326
WestRock Co.	4,400	228,932
		$3,589,874

PHARMACEUTICALS & BIOTECHNOLOGY - 2.8%
Bioverativ, Inc.*	3,630	$197,690
Charles River Laboratories International, Inc.*	6,050	544,198
Prestige Brands Holdings, Inc.*	3,190	177,236
		$919,124

REAL ESTATE - 9.0%
Duke Realty Corp. REIT	17,820	$468,131
First Industrial Realty Trust, Inc. REIT	12,540	333,940
Jones Lang LaSalle, Inc.	2,970	331,007
Lamar Advertising Co., Class A REIT	10,655	796,355
Medical Properties Trust, Inc. REIT	53,465	689,164
Uniti Group, Inc. REIT	11,880	307,098
		$2,925,695

RETAILING - 0.3%
Dick's Sporting Goods, Inc.	2,970	$144,520

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of March 31, 2017 (Unaudited)

Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
Advanced Micro Devices, Inc.*	23,760	$345,708
Cirrus Logic, Inc.*	9,790	594,155
Cypress Semiconductor Corp.	12,540	172,550
Integrated Device Technology, Inc.*	9,020	213,504
Synaptics, Inc.*	1,870	92,584
Teradyne, Inc.	5,830	181,313
		$1,599,814

SOFTWARE & SERVICES - 9.4%
Cadence Design Systems, Inc.*	37,175	$1,167,295
Convergys Corp.	11,440	241,956
Fortinet, Inc.*	10,560	404,976
j2 Global, Inc.	1,775	148,940
Leidos Holdings, Inc.	9,460	483,784
PTC, Inc.*	11,770	618,514
		$3,065,465

TECHNOLOGY HARDWARE & EQUIPMENT - 1.9%
Arrow Electronics, Inc.*	5,280	$387,605
SYNNEX Corp.	1,980	221,641
		609,246

TRANSPORTATION - 1.2%
JetBlue Airways Corp.*	19,140	$394,475

UTILITIES - 5.7%
Great Plains Energy, Inc.	23,430	$684,624
UGI Corp.	23,497	1,160,752
		$1,845,376

TOTAL EQUITY INTERESTS - 100.5% (identified cost, $24,848,343)	$32,789,686

SHORT TERM INVESTMENTS - 0.1%
Fidelity Government Money Market Fund, 0.57% (1)	21,274	$21,274

TOTAL SHORT-TERM INVESTMENTS - 0.1% (identified cost, $21,274)	$21,274

TOTAL INVESTMENTS — 100.6% (identified cost, $24,848,343)	$32,810,960

LIABILITIES, IN EXCESS OF OTHER ASSETS — (0.6)%	(201,686)

NET ASSETS — 100.0%	$32,609,274

PLC — Public Limited Company
REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of March 31, 2017.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of March 31, 2017 (Unaudited)

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$8,475,423
Gross Unrealized Depreciation	(534,080)
Net Unrealized Appreciation	$7,941,343

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$32,789,686	$-	$-	$32,789,686
Short-Term Investments	-	21,274	-	21,274

Total Investments	$32,789,686	$21,274	$-	$32,810,960

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of March 31, 2017 (Unaudited)
AFA
Shares	Value

EQUITY INTERESTS - 99.4%

BANKS - 9.4%
Bank of America Corp.	6,630	$156,402
Citigroup, Inc.	3,965	237,186
JPMorgan Chase & Co.	4,495	394,841
U.S. Bancorp	6,975	359,212
		$1,147,641

CAPITAL GOODS - 9.7%
Boeing Co. (The)	735	$129,992
General Dynamics Corp.	1,300	243,360
Huntington Ingalls Industries, Inc.	785	157,188
Lockheed Martin Corp.	915	244,854
Northrop Grumman Corp.	1,020	242,597
Raytheon Co.	1,110	169,275
		$1,187,266

DIVERSIFIED FINANCIALS - 5.9%
Ameriprise Financial, Inc.	785	$101,799
Bank of New York Mellon Corp. (The)	3,085	145,705
Discover Financial Services	4,860	332,375
The Charles Schwab Corp.	3,445	140,590
		$720,469

ENERGY - 6.2%
Anadarko Petroleum Corp.	3,930	$243,660
Exxon Mobil Corp.	2,270	186,163
Marathon Oil Corp.	8,135	128,533
Schlumberger, Ltd.	2,545	198,764
		$757,120

FOOD & STAPLES RETAILING - 1.9%
CVS Health Corp.	1,455	$114,218
Walgreens Boots Alliance, Inc.	1,410	117,100
		$231,318

FOOD, BEVERAGE & TOBACCO - 5.6%
Constellation Brands, Inc. - Class A	625	$101,294
PepsiCo, Inc.	2,505	280,209
Philip Morris International, Inc.	2,665	300,879
		$682,382

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
Aetna, Inc.	1,410	$179,845
Anthem, Inc.	1,960	324,145
UnitedHealth Group, Inc.	1,880	308,339
		$812,329

INSURANCE - 4.7%
MetLife, Inc.	4,935	$260,667
Progressive Corp. (The)	8,055	315,595
		$576,262

MATERIALS - 1.8%
Dow Chemical Co. (The)	3,370	$214,130

MEDIA - 4.2%
Comcast Corp. - Class A	13,800	$518,742

Shares	Value

PHARMACEUTICALS & BIOTECHNOLOGY - 7.0%
AbbVie, Inc.	2,505	$163,226
Amgen, Inc.	1,255	205,908
Biogen, Inc.*	385	105,267
Bioverativ, Inc.*	192	10,456
Celgene Corp.*	1,020	126,919
Gilead Sciences, Inc.	3,680	249,945
		$861,721
RETAILING - 7.0%
Amazon.com, Inc.*	390	$345,750
Foot Locker, Inc.	1,565	117,078
Home Depot, Inc. (The)	1,725	253,282
Priceline Group, Inc. (The)*	80	142,398
		$858,508
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.9%
Intel Corp.	6,345	$228,864
SOFTWARE & SERVICES - 16.2%
Activision Blizzard, Inc.	5,015	$250,048
Alphabet, Inc. - Class C*	390	323,529
Facebook, Inc.- Class A*	1,330	188,927
International Business Machines Corp.	1,800	313,452
MasterCard, Inc. - Class A	2,820	317,165
Microsoft Corp.	8,855	583,190
		$1,976,311
TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
Apple, Inc.	4,075	$585,414
TELECOMMUNICATION SERVICES - 2.9%
AT&T, Inc.	8,675	$360,446
TRANSPORTATION - 1.5%
Southwest Airlines Co.	3,445	$185,203
UTILITIES - 2.1%
NextEra Energy, Inc.	2,035	$261,233

TOTAL EQUITY INTERESTS - 99.4% (identified cost, $10,496,832)	$12,165,359

SHORT-TERM INVESTMENTS - 0.4%
Fidelity Government Money Market Fund, 0.57% (1)	41,677	$41,677

TOTAL SHORT-TERM INVESTMENTS - 0.4% (identified cost, $41,677)	$41,677

TOTAL INVESTMENTS — 99.8% (identified cost, $10,538,509)	$12,207,036

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	26,933

NET ASSETS — 100.0%	$12,233,969

* — Non-income producing security.
(1)	Variable rate security. Rate presented is as of March 31, 2017.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of March 31, 2017 (Unaudited)

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,900,673
Gross Unrealized Depreciation	(232,146)
Net Unrealized Appreciation	$1,668,527

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$12,165,359	$-	$-	$12,165,359
Short-Term Investments	-	41,677	-	41,677

Total Investments	$12,165,359	$41,677	$-	$12,207,036

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of March 31, 2017 (Unaudited)

EQUITY INTERESTS - 96.9%

AUSTRALIA - 5.3%
Australia & New Zealand Banking Group, Ltd.	3,845	$93,333
BHP Billiton, Ltd.	5,272	96,683
CIMIC Group, Ltd.	3,165	86,750
Crown Resorts, Ltd.	2,731	24,604
CSL, Ltd.	1,309	125,151
Dexus Property Group REIT	7,183	53,535
Fortescue Metals Group, Ltd.	11,506	54,683
		$534,739

CANADA - 12.1%
Alimentation Couche-Tard, Inc. - Class B	2,848	$128,301
Canadian National Railway Co.	676	49,755
Canadian Tire Corp., Ltd. - Class A	834	98,793
CCL Industries, Inc. - Class B	587	127,704
CGI Group, Inc. - Class A*	3,369	160,966
Enbridge, Inc.	482	20,134
Magna International, Inc.	1,808	77,802
Manulife Financial Corp.	9,461	167,349
Metro, Inc.	2,998	91,830
Open Text Corp.	1,390	47,110
Royal Bank of Canada	774	56,231
Toronto-Dominion Bank (The)	3,769	188,245
		$1,214,220

DENMARK - 0.3%
Pandora A/S	289	$32,089

FINLAND - 1.2%
Sampo OYJ - Class A	2,584	$122,875

FRANCE - 10.4%
Airbus SE	2,635	$201,027
Alstom SA*	1,399	41,919
AXA SA	4,174	108,282
BNP Paribas SA	2,991	199,715
Capgemini SA	547	50,641
Orange SA	2,871	44,724
Societe Generale SA	2,048	104,155
TOTAL SA	4,144	210,154
Vivendi SA	4,460	86,937
		$1,047,554

GERMANY - 13.1%
adidas AG	280	$53,396
Allianz SE	655	121,651
BASF SE	1,864	185,249
Bayer AG	394	45,533
Bayerische Motoren Werke AG	702	64,203
Continental AG	280	61,542
Daimler AG	347	25,683
Evonik Industries AG	2,176	71,135
Hannover Rueck SE	1,121	129,668
Merck KGaA	541	61,797
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - Class R	1,129	221,460

Shares	Value

SAP SE	770	$75,750
Siemens AG	1,291	177,293
Volkswagen AG	119	17,774
		$1,312,134

HONG KONG - 2.4%
BOC Hong Kong Holdings, Ltd.	20,000	$81,709
CK Hutchison Holdings, Ltd.	11,500	141,466
Henderson Land Development Co., Ltd.	3,200	19,826
		$243,001

INDIA - 0.5%
Infosys, Ltd., ADR	3,144	$49,675

IRELAND - 2.4%
AerCap Holdings NV*	1,695	$77,919
Ryanair Holdings PLC*	5,850	91,038
Ryanair Holdings PLC, ADR*	835	69,288
		$238,245

ISRAEL - 0.4%
Taro Pharmaceutical Industries, Ltd.*	400	$46,648

JAPAN - 19.8%
Asahi Kasei Corp.	13,000	$125,998
Central Japan Railway Co.	441	71,792
Daito Trust Construction Co., Ltd.	200	27,452
Daiwa House Industry Co., Ltd.	7,226	207,254
FUJIFILM Holdings Corp.	700	27,314
Hitachi High-Technologies Corp.	700	28,489
Hitachi Metals, Ltd.	1,400	19,625
Hoya Corp.	1,119	53,786
ITOCHU Corp.	15,200	215,525
KDDI Corp.	7,600	199,293
Kose Corp.	300	27,111
Mitsubishi Corp.	2,100	45,334
Mitsubishi Electric Corp.	2,500	35,830
Mitsubishi UFJ Financial Group, Inc.	6,000	37,676
Nippon Telegraph & Telephone Corp.	3,900	166,318
Nomura Real Estate Holdings, Inc.	5,200	82,786
Omron Corp.	600	26,303
ORIX Corp.	3,161	46,736
Rohm Co. Ltd,	500	33,205
Sekisui Chemical Co., Ltd.	3,100	52,051
Shimadzu Corp.	3,200	50,801
SoftBank Corp.	1,300	91,722
Subaru Corp.	2,100	76,948
Taisei Corp.	5,000	36,390
Tokio Marine Holdings, Inc.	900	37,929
Tokyo Electron, Ltd.	200	21,816
Toyota Motor Corp.	2,600	140,978
		$1,986,462

NETHERLANDS - 1.8%
ASML Holding NV	274	$36,456
ING Groep NV	9,287	140,750
		$177,206

SOUTH AFRICA - 0.3%
Foschini Group, Ltd. (The)	2,376	$27,375

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of March 31, 2017 (Unaudited)

Shares	Value

SPAIN - 3.9%
Enagas SA	2,196	$57,192
Gas Natural SDG SA	4,559	100,155
Iberdrola SA	17,209	123,411
Red Electrica Corp. SA	5,576	107,348
		$388,106

SWEDEN - 2.0%
Nordea Bank AB	5,413	$62,022
Skanska AB - Class B	5,834	137,873
		$199,895

SWITZERLAND - 10.8%
ABB, Ltd.	2,660	$62,265
Actelion, Ltd.*	1,772	500,469
Nestle SA	4,293	329,604
Novartis AG	886	65,811
Swiss Re AG	1,412	126,889
		$1,085,038

UNITED KINGDOM - 10.2%
Bellway PLC	1,564	$52,863
BHP Billiton PLC	6,869	105,992
BP PLC	16,391	93,780
British American Tobacco PLC	782	51,826
BT Group PLC	23,379	93,023
National Grid PLC	3,972	50,338
Rio Tinto PLC	2,031	81,511
Royal Dutch Shell PLC - Class A	3,216	84,290
Royal Dutch Shell PLC - Class B	3,499	95,579
Shire PLC	2,091	121,871
Taylor Wimpey PLC	21,131	51,023
WPP PLC	6,419	140,627
		$1,022,723

TOTAL EQUITY INTERESTS - 96.9% (identified cost, $7,131,168)	$9,727,985

SHORT-TERM INVESTMENTS - 2.0%
Fidelity Government Money Market Fund, 0.57% (1)	199,986	$199,986

TOTAL SHORT-TERM INVESTMENTS - 2.0% (identified cost, $199,986)	$199,986

TOTAL INVESTMENTS — 98.9% (identified cost, $7,331,154)	$9,927,971

OTHER ASSETS, IN EXCESS OF LIABILITIES — 1.1%	109,500

NET ASSETS — 100.0%	$10,037,471

ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of March 31, 2017.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of March 31, 2017 (Unaudited)

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,698,417
Gross Unrealized Depreciation	(101,600)
Net Unrealized Appreciation	$2,596,817

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$9,727,985	$-	$-	$9,727,985
Short-Term Investments	-	199,986	-	199,986

Total Investments	$9,727,985	$199,986	$-	$9,927,971

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by country.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer
Date:	May 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer
Date:	May 4, 2017

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer; Principal Financial Officer
Date:	May 4, 2017